Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income	$ 10,198	$ 10,217	$ 11,601
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,496	16,405	16,534
Employee retirement benefits	7,426	3,988	2,964
Deferred income taxes	(223)	3,233	2,093
Provision for uncollectible accounts	1,026	1,246	1,306
Equity in earnings of unconsolidated businesses, net of dividends received	36	2	389
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(966)	(859)	(1,393)
Inventories	208	299	235
Other assets	86	(313)	(102)
Accounts payable and accrued liabilities	(1,607)	1,075	(1,251)
Other, net	(2,900)	(1,930)	(986)
Net cash provided by operating activities	29,780	33,363	31,390
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(16,244)	(16,458)	(16,872)
Acquisitions of licenses, investments and businesses, net of cash acquired	(2,018)	(1,438)	(5,958)
Proceeds from dispositions		2,594
Net change in short-term investments	35	(3)	84
Other, net	977	251	(410)
Net cash used in investing activities	(17,250)	(15,054)	(23,156)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	11,060		12,040
Repayments of long-term borrowings and capital lease obligations	(11,805)	(8,136)	(19,260)
Increase (decrease) in short-term obligations, excluding current maturities	1,928	(1,097)	(1,652)
Dividends paid	(5,555)	(5,412)	(5,271)
Proceeds from sale of common stock	241
Proceeds from access line spin-off		3,083
Other, net	(1,705)	(2,088)	(1,864)
Net cash used in financing activities	(5,836)	(13,650)	(16,007)
Increase (decrease) in cash and cash equivalents	6,694	4,659	(7,773)
Cash and cash equivalents, beginning of period	6,668	2,009	9,782
Cash and cash equivalents, end of period	$ 13,362	$ 6,668	$ 2,009